Shareholders' equity - Group reorganization (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Ambipar Holding USA, INC
Shareholders' equity
Percentage of interest held in subsidiary	100.00%
Impact on equity due to reorganization	R$ 326,056
Ambipar Holding Canada
Shareholders' equity
Percentage of interest held in subsidiary	100.00%
Impact on equity due to reorganization	R$ 326,056
Ambipar Holding UK
Shareholders' equity
Percentage of interest held in subsidiary	100.00%
Impact on equity due to reorganization	R$ 326,056
Ambipar Holding Ireland
Shareholders' equity
Percentage of interest held in subsidiary	100.00%
Impact on equity due to reorganization	R$ 326,056
Inversiones Disal Emergencias S.A.
Shareholders' equity
Percentage of interest held in subsidiary	100.00%
Impact on equity due to reorganization	R$ 326,056